Voya Intermediate Bond Fund Expense Example, No Redemption - Voya Intermediate Bond Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 318
Expense Example, No Redemption, 3 Years	466
Expense Example, No Redemption, 5 Years	628
Expense Example, No Redemption, 10 Years	1,097
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	457
Expense Example, No Redemption, 5 Years	790
Expense Example, No Redemption, 10 Years	1,734
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	37
Expense Example, No Redemption, 3 Years	122
Expense Example, No Redemption, 5 Years	216
Expense Example, No Redemption, 10 Years	490
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	301
Expense Example, No Redemption, 5 Years	524
Expense Example, No Redemption, 10 Years	1,165
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	31
Expense Example, No Redemption, 3 Years	97
Expense Example, No Redemption, 5 Years	169
Expense Example, No Redemption, 10 Years	381
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	142
Expense Example, No Redemption, 5 Years	250
Expense Example, No Redemption, 10 Years	$ 565